UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07567

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

(Exact name of registrant as specified in charter)

ONE LINCOLN STREET
4TH FLOOR
BOSTON, MA 02111

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service) David James, Vice President and Managing Counsel State Street Bank and Trust Company 4 Copley Place, 3rd Floor Boston, Massachusetts 02116	Copy to: Philip H. Newman, Esq. Goodwin Procter LLP Exchange Place Boston, MA 02109

Registrant’s telephone number, including area code: (617)-662-1742

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Item 1.                                        Schedule of Investments.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

QUARTERLY REPORT
September 30, 2015

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

Quarterly Report
September 30, 2015

Table of Contents

Schedules of Investments
State Street Navigator Securities Lending Prime Portfolio	1
State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio	9
State Street Navigator Securities Lending MET Portfolio	14

State Street Navigator Securities Lending Prime Portfolio
Schedule of Investments
September 30, 2015 (unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value

	ASSET BACKED COMMERCIAL PAPER — 1.9%
P-1, A-1	Antalis SA (a)(b)	0.300%	10/05/2015	10/05/2015	$100,000,000	$99,996,667
P-1, A-1	Antalis SA (a)(b)	0.300%	10/06/2015	10/06/2015	55,000,000	54,997,708
P-1, A-1	Cancara Asset Securitisation LLC (b)	0.310%	12/08/2015	12/08/2015	50,000,000	49,970,722
P-1, A-1	Collateralized Commercial Paper Co. LLC (c)	0.384%	10/26/2015	01/25/2016	50,000,000	50,000,000
P-1, A-1+	Kells Funding LLC (a)(b)	0.320%	01/14/2016	01/14/2016	100,000,000	99,907,556
P-1, A-1	Ridgefield Funding Co. LLC (a)(b)	0.330%	12/02/2015	12/02/2015	100,000,000	99,943,167

TOTAL ASSET BACKED COMMERCIAL PAPER						454,815,820

	FINANCIAL COMPANY COMMERCIAL PAPER — 24.8%
P-1, A-1+	Australia & New Zealand Banking Group Ltd. (b)(d)	0.307%	10/15/2015	10/15/2015	64,000,000	64,000,000
P-1, A-1+	Australia & New Zealand Banking Group Ltd. (b)(d)	0.307%	10/15/2015	10/15/2015	64,000,000	64,000,000
P-1, A-1+	Australia & New Zealand Banking Group Ltd. (c)(d)	0.344%	10/13/2015	01/11/2016	51,000,000	51,000,000
P-1, A-1+	Australia & New Zealand Banking Group Ltd. (c)(d)	0.356%	10/19/2015	01/19/2016	46,000,000	46,000,000
P-1, A-1+	Australia & New Zealand Banking Group Ltd. (c)(d)	0.313%	10/05/2015	05/04/2016	93,000,000	92,997,133
P-1, A-1+	Caisse des Depots et Consignations (b)(d)	0.195%	10/02/2015	10/02/2015	100,000,000	99,999,458
P-1, A-1+	Caisse des Depots et Consignations (b)(d)	0.230%	10/22/2015	10/22/2015	150,000,000	149,979,875
P-1, A-1+	Caisse des Depots et Consignations (b)(d)	0.260%	11/02/2015	11/02/2015	170,000,000	169,960,711
P-1, A-1+	Caisse des Depots et Consignations (b)(d)	0.340%	12/17/2015	12/17/2015	100,000,000	99,927,278
P-1, A-1+	Caisse des Depots et Consignations (b)(d)	0.350%	01/25/2016	01/25/2016	200,000,000	199,774,444
P-1, A-1+	Commonwealth Bank of Australia (b)(d)	0.230%	10/02/2015	10/02/2015	50,000,000	49,999,681
P-1, A-1+	Commonwealth Bank of Australia (c)(d)	0.344%	10/13/2015	01/11/2016	51,000,000	51,000,000
P-1, A-1+	Commonwealth Bank of Australia (c)(d)	0.376%	10/26/2015	04/26/2016	70,000,000	70,000,000
P-1, A-1+	DBS Bank Ltd. (b)(d)	0.340%	01/20/2016	01/20/2016	75,000,000	74,921,375
P-1, A-1	DnB Bank ASA (b)(d)	0.250%	10/19/2015	10/19/2015	250,000,000	249,968,750
P-1, A-1	DnB Bank ASA (b)(d)	0.359%	11/23/2015	11/23/2015	100,000,000	100,000,000
P-1, A-1+	Erste Abwicklungsanstalt (b)(d)	0.260%	10/19/2015	10/19/2015	58,000,000	57,992,460
P-1, A-1+	Erste Abwicklungsanstalt (b)(d)	0.310%	01/08/2016	01/08/2016	50,000,000	49,957,375
P-1, A-1+	Erste Abwicklungsanstalt (b)(d)	0.310%	01/11/2016	01/11/2016	150,000,000	149,868,250
P-1, A-1+	Erste Abwicklungsanstalt (b)(d)	0.320%	01/12/2016	01/12/2016	200,000,000	199,816,889
P-1, A-1+	General Electric Capital Corp. (b)	0.100%	10/07/2015	10/07/2015	150,000,000	149,997,500
P-1, A-1+	General Electric Capital Corp. (c)	0.293%	10/05/2015	10/30/2015	30,000,000	30,000,000
P-1, A-1+	HSBC Bank PLC (c)(d)	0.325%	10/23/2015	11/23/2015	150,000,000	150,000,000
P-1, A-1+	HSBC Bank PLC (b)(d)	0.385%	12/21/2015	12/21/2015	132,000,000	132,000,000
P-1, A-1+	Kreditanstalt Fuer Wiederaufbau (b)(d)	0.190%	10/05/2015	10/05/2015	200,000,000	199,995,778
P-1, A-1+	Kreditanstalt Fuer Wiederaufbau (b)(d)	0.180%	10/26/2015	10/26/2015	72,000,000	71,991,000
P-1, A-1	Lloyds Bank PLC (b)	0.230%	10/01/2015	10/01/2015	175,000,000	175,000,000
P-1, A-1+	Microsoft Corp. (b)(d)	0.150%	10/08/2015	10/08/2015	100,000,000	99,997,083
P-1, A-1+	National Australia Bank Ltd. (b)(d)	0.300%	11/16/2015	11/16/2015	69,000,000	68,973,550
P-1, A-1+	National Australia Bank Ltd. (c)(d)	0.343%	10/09/2015	01/12/2016	35,000,000	35,000,000
P-1, A-1+	Nordea Bank AB (b)(d)	0.300%	10/26/2015	10/26/2015	100,000,000	99,979,167
P-1, A-1+	NRW.Bank (b)(d)	0.085%	10/02/2015	10/02/2015	200,000,000	199,999,528

State Street Navigator Securities Lending Prime Portfolio
Schedule of Investments – (continued)
September 30, 2015 (unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value

	FINANCIAL COMPANY COMMERCIAL PAPER - (continued)
P-1, A-1+	NRW.Bank (b)(d)	0.195%	10/09/2015	10/09/2015	$375,000,000	$374,983,750
P-1, A-1+	NRW.Bank (b)(d)	0.220%	10/15/2015	10/15/2015	100,000,000	99,991,444
P-1, A-1+	NRW.Bank (b)(d)	0.175%	10/23/2015	10/23/2015	200,000,000	199,978,611
P-1, A-1	Skandinaviska Enskilda Banken AB (b)(d)	0.270%	10/09/2015	10/09/2015	100,000,000	99,994,000
P-1, A-1	Skandinaviska Enskilda Banken AB (b)(d)	0.300%	10/16/2015	10/16/2015	100,000,000	99,987,500
P-1, A-1	Societe Generale (b)(d)	0.050%	10/01/2015	10/01/2015	100,000,000	100,000,000
P-1, A-1	Societe Generale (b)(d)	0.290%	11/02/2015	11/02/2015	114,300,000	114,270,536
P-1, A-1	Standard Chartered Bank (b)(d)	0.330%	12/08/2015	12/08/2015	175,000,000	174,890,917
P-1, A-1	Sumitomo Mitsui Banking Corp. (b)(d)	0.200%	10/01/2015	10/01/2015	125,000,000	125,000,000
P-1, A-1	Swedbank AB (b)	0.250%	10/01/2015	10/01/2015	125,000,000	125,000,000
P-1, A-1	Swedbank AB (b)	0.250%	10/02/2015	10/02/2015	200,000,000	199,998,611
P-1, A-1	Swedbank AB (b)	0.250%	10/06/2015	10/06/2015	125,000,000	124,995,660
P-1, A-1	Swedbank AB (b)	0.350%	02/02/2016	02/02/2016	200,000,000	199,758,889
P-1, A-1+	Toyota Motor Credit Corp. (c)	0.299%	10/08/2015	01/13/2016	80,000,000	80,000,000
P-1, A-1+	Toyota Motor Credit Corp. (c)	0.299%	10/07/2015	01/15/2016	78,000,000	78,000,000
P-1, A-1+	Westpac Banking Corp. (b)(d)	0.294%	10/26/2015	10/26/2015	41,000,000	41,000,000
P-1, A-1+	Westpac Banking Corp. (c)(d)	0.344%	10/13/2015	01/11/2016	80,000,000	80,000,000
P-1, A-1+	Westpac Banking Corp. (c)(d)	0.314%	10/13/2015	03/11/2016	75,000,000	75,000,000
P-1, A-1+	Westpac Banking Corp. (c)(d)	0.336%	10/21/2015	04/21/2016	83,000,000	83,000,000

TOTAL FINANCIAL COMPANY COMMERCIAL PAPER						5,979,947,203

	CERTIFICATES OF DEPOSIT — 40.9%
P-1, A-1+	Australia & New Zealand Banking Group Ltd.	0.250%	10/05/2015	10/05/2015	100,000,000	100,000,000
P-1, A-1	Bank of Montreal	0.270%	10/23/2015	10/23/2015	80,000,000	80,005,862
P-1, A-1	Bank of Montreal	0.300%	11/13/2015	11/13/2015	300,000,000	300,000,000
P-1, A-1	Bank of Montreal (c)	0.327%	10/15/2015	01/15/2016	100,000,000	100,000,000
P-1, A-1	Bank of Montreal (c)	0.373%	10/19/2015	01/15/2016	115,000,000	115,000,000
P-1, A-1	Bank of Montreal (c)	0.383%	10/19/2015	03/18/2016	200,000,000	200,000,000
P-1, A-1	Bank of Nova Scotia (c)	0.299%	10/05/2015	11/05/2015	158,000,000	158,000,000
P-1, A-1	Bank of Nova Scotia (c)	0.349%	10/07/2015	11/06/2015	137,702,000	137,702,000
P-1, A-1	Bank of Nova Scotia	0.359%	11/24/2015	11/24/2015	150,000,000	150,000,000
P-1, A-1	Bank of Nova Scotia (c)	0.333%	10/13/2015	02/05/2016	175,000,000	175,000,000
P-1, A-1	Bank of Tokyo - Mitsubishi	0.200%	10/01/2015	10/01/2015	285,000,000	285,000,000
P-1, A-1	Bank of Tokyo - Mitsubishi	0.200%	10/01/2015	10/01/2015	200,000,000	200,000,000
P-1, A-1	Bank of Tokyo - Mitsubishi	0.280%	10/01/2015	10/01/2015	100,000,000	100,000,000
P-1, A-1	Bank of Tokyo - Mitsubishi	0.200%	10/05/2015	10/05/2015	195,000,000	195,000,000
P-1, A-1	Bank of Tokyo - Mitsubishi	0.270%	10/14/2015	10/14/2015	50,000,000	50,000,000
P-1, A-1	BNP Paribas	0.350%	12/04/2015	12/04/2015	180,000,000	180,000,000
P-1, A-1	Canadian Imperial Bank of Commerce	0.080%	10/06/2015	10/06/2015	64,000,000	64,000,000
P-1, A-1	Canadian Imperial Bank of Commerce (c)	0.379%	10/05/2015	12/07/2015	82,621,000	82,621,000
P-1, A-1	Canadian Imperial Bank of Commerce (c)	0.349%	10/08/2015	01/08/2016	125,000,000	125,000,000
P-1, A-1	Canadian Imperial Bank of Commerce (c)	0.329%	10/16/2015	02/16/2016	141,000,000	141,000,000
P-1, A-1	Chase Bank USA NA	0.294%	10/26/2015	10/26/2015	75,000,000	75,000,000
P-1, A-1	Chase Bank USA NA (c)	0.303%	10/09/2015	11/09/2015	120,000,000	120,000,000
P-1, A-1	Chase Bank USA NA (c)	0.299%	10/07/2015	12/07/2015	200,000,000	200,000,000
P-1, A-1	Chase Bank USA NA (c)	0.376%	10/21/2015	04/21/2016	126,000,000	126,000,000

State Street Navigator Securities Lending Prime Portfolio
Schedule of Investments – (continued)
September 30, 2015 (unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value

	CERTIFICATES OF DEPOSIT - (continued)
P-1, A-1	Citibank NA	0.250%	11/03/2015	11/03/2015	$50,000,000	$50,000,000
P-1, A-1	Citibank NA	0.260%	11/12/2015	11/12/2015	195,000,000	195,000,000
P-1, A-1	Credit Agricole Corporate & Investment Bank	0.270%	10/07/2015	10/07/2015	129,000,000	129,000,000
P-1, A-1	Credit Agricole Corporate & Investment Bank	0.340%	11/04/2015	11/04/2015	121,000,000	121,000,000
P-1, A-1	Credit Agricole Corporate & Investment Bank	0.380%	12/04/2015	12/04/2015	100,000,000	100,000,000
P-1, A-1	Credit Agricole Corporate & Investment Bank	0.350%	12/15/2015	12/15/2015	200,000,000	200,000,000
P-1, A-1	ING Bank NV	0.285%	10/01/2015	10/01/2015	425,000,000	425,000,000
P-1, A-1	ING Bank NV	0.330%	10/02/2015	10/02/2015	115,000,000	115,000,000
P-1, A-1	ING Bank NV	0.330%	10/19/2015	10/19/2015	125,000,000	125,000,000
P-1, A-1	ING Bank NV	0.330%	12/14/2015	12/14/2015	100,000,000	100,000,000
P-1, A-1	Norinchukin Bank	0.180%	10/09/2015	10/09/2015	275,000,000	274,999,694
P-1, A-1	Norinchukin Bank	0.190%	10/13/2015	10/13/2015	150,000,000	149,999,500
P-1, A-1	Norinchukin Bank	0.190%	10/15/2015	10/15/2015	200,000,000	200,000,000
P-1, A-1	Norinchukin Bank	0.180%	10/22/2015	10/22/2015	250,000,000	250,000,000
P-1, A-1	Norinchukin Bank	0.180%	10/30/2015	10/30/2015	75,000,000	75,000,000
P-1, A-1	Rabobank Nederland NV (c)	0.374%	10/13/2015	03/11/2016	125,000,000	125,000,000
P-1, A-1	Rabobank Nederland NV (c)	0.386%	10/14/2015	03/14/2016	215,000,000	215,000,000
P-1, A-1	Rabobank Nederland NV (c)	0.366%	10/22/2015	03/22/2016	100,000,000	100,000,000
P-1, A-1+	Royal Bank of Canada (c)	0.349%	10/07/2015	01/07/2016	125,000,000	125,000,000
P-1, A-1+	Royal Bank of Canada (c)	0.373%	10/13/2015	03/10/2016	100,000,000	100,000,000
P-1, A-1+	Royal Bank of Canada (c)	0.346%	10/13/2015	05/13/2016	58,000,000	58,000,000
P-1, A-1+	Royal Bank of Canada (c)	0.366%	10/20/2015	05/20/2016	100,000,000	100,000,000
P-1, A-1	Societe Generale	0.440%	02/01/2016	02/01/2016	100,000,000	100,000,000
P-1, A-1	Standard Chartered Bank (a)	0.275%	10/29/2015	10/29/2015	55,000,000	55,000,000
P-1, A-1	Sumitomo Mitsui Banking Corp.	0.300%	10/01/2015	10/01/2015	150,000,000	150,000,000
P-1, A-1	Sumitomo Mitsui Banking Corp.	0.190%	10/26/2015	10/26/2015	350,000,000	350,000,000
P-1, A-1	Sumitomo Mitsui Banking Corp.	0.290%	11/05/2015	11/05/2015	200,000,000	200,000,000
P-1, A-1	Sumitomo Mitsui Banking Corp.	0.330%	12/08/2015	12/08/2015	100,000,000	100,000,000
P-1, A-1+	Svenska Handelsbanken AB	0.235%	10/01/2015	10/01/2015	325,000,000	325,000,000
P-1, A-1+	Svenska Handelsbanken AB	0.245%	10/09/2015	10/09/2015	100,000,000	100,002,554
P-1, A-1+	Svenska Handelsbanken AB	0.190%	10/13/2015	10/13/2015	225,000,000	225,000,000
P-1, A-1+	Svenska Handelsbanken AB	0.305%	11/23/2015	11/23/2015	75,000,000	75,000,552
P-1, A-1+	Svenska Handelsbanken AB (c)	0.357%	10/15/2015	01/15/2016	125,000,000	125,000,000
P-1, A-1+	Toronto Dominion Bank (c)	0.320%	10/13/2015	02/12/2016	146,000,000	146,000,000
P-1, A-1+	Toronto Dominion Bank (c)	0.359%	10/16/2015	03/16/2016	100,000,000	100,000,000
P-1, A-1+	Toronto Dominion Bank (c)	0.393%	10/19/2015	04/18/2016	75,000,000	75,000,000
P-1, A-1+	Toronto Dominion Bank (c)	0.334%	11/05/2015	05/05/2016	99,500,000	99,500,000
P-1, A-1	UBS AG	0.350%	11/17/2015	11/17/2015	355,000,000	355,000,000
P-1, A-1+	Wells Fargo Bank NA (c)	0.313%	10/09/2015	01/11/2016	100,000,000	100,000,000
P-1, A-1+	Wells Fargo Bank NA (c)	0.371%	10/05/2015	03/03/2016	125,000,000	125,000,000
P-1, A-1+	Wells Fargo Bank NA (c)	0.376%	12/14/2015	03/03/2016	175,000,000	175,000,000
P-1, A-1+	Wells Fargo Bank NA (c)	0.372%	12/07/2015	03/07/2016	100,000,000	100,000,000

TOTAL CERTIFICATES OF DEPOSIT						9,872,831,162

	GOVERNMENT AGENCY DEBT — 4.2%
P-1, A-1+	Federal Home Loan Bank (e)	0.055%	10/07/2015	10/07/2015	45,000,000	44,999,587
P-1, A-1+	Federal Home Loan Bank (e)	0.120%	10/09/2015	10/09/2015	173,000,000	172,995,387
P-1, A-1+	Federal Home Loan Bank (e)	0.129%	10/14/2015	10/14/2015	73,000,000	72,996,599

State Street Navigator Securities Lending Prime Portfolio
Schedule of Investments – (continued)
September 30, 2015 (unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value

	GOVERNMENT AGENCY DEBT - (continued)
P-1, A-1+	Federal Home Loan Bank (e)	0.159%	10/16/2015	10/16/2015	$53,000,000	$52,996,489
P-1, A-1+	Federal Home Loan Bank (e)	0.170%	10/16/2015	10/16/2015	133,000,000	132,990,579
P-1, A-1+	Federal Home Loan Bank (e)	0.050%	10/21/2015	10/21/2015	47,000,000	46,998,695
P-1, A-1+	Federal Home Loan Bank (e)	0.145%	10/21/2015	10/21/2015	127,000,000	126,989,769
P-1, A-1+	Federal Home Loan Bank (e)	0.120%	10/22/2015	10/22/2015	85,000,000	84,994,050
P-1, A-1+	Federal Home Loan Bank (e)	0.155%	10/28/2015	10/28/2015	103,000,000	102,988,026
P-1, A-1+	Federal Home Loan Bank (e)	0.155%	11/04/2015	11/04/2015	52,000,000	51,992,388
P-1, A-1+	Federal Home Loan Bank (e)	0.220%	11/12/2015	11/12/2015	59,000,000	58,984,857
P-1, A-1+	Federal Home Loan Bank (e)	0.118%	11/18/2015	11/18/2015	71,000,000	70,988,829

TOTAL GOVERNMENT AGENCY DEBT						1,020,915,255

	OTHER NOTES — 6.6%
P-1, A-1	Bank of America NA	0.280%	10/06/2015	10/06/2015	105,000,000	105,000,000
P-1, A-1	Bank of America NA	0.280%	10/08/2015	10/08/2015	95,000,000	95,000,000
P-1, A-1	Bank of America NA	0.280%	10/09/2015	10/09/2015	18,000,000	18,000,000
P-1, A-1	Bank of America NA	0.280%	10/14/2015	10/14/2015	19,000,000	19,000,000
P-1, A-1	Bank of America NA	0.250%	10/15/2015	10/15/2015	33,000,000	33,000,000
P-1, A-1	Bank of America NA	0.300%	11/05/2015	11/05/2015	67,000,000	67,000,000
P-1, A-1	Bank of America NA (c)	0.367%	10/01/2015	02/01/2016	150,000,000	150,000,000
P-1, A-1	Credit Agricole Corporate & Investment Bank	0.060%	10/01/2015	10/01/2015	35,000,000	35,000,000
P-1, A-1+	JPMorgan Chase Bank NA (c)	0.492%	12/07/2015	08/05/2016	115,000,000	115,000,000
P-1, A-1+	JPMorgan Chase Bank NA (c)	0.455%	10/22/2015	08/22/2016	85,000,000	85,000,000
P-1, A-1	Lloyds Bank PLC	0.060%	10/01/2015	10/01/2015	449,000,000	449,000,000
P-1, A-1+	Royal Bank of Canada	0.556%	12/16/2015	12/16/2015	82,000,000	82,033,975
P-1, A-1+	Royal Bank of Canada (a)(c)	0.374%	10/07/2015	08/08/2016	70,000,000	70,000,000
P-1, A-1+	Svenska Handelsbanken AB (a)(c)	0.384%	10/27/2015	01/27/2016	75,000,000	75,000,000
P-1, A-1+	Toyota Motor Credit Corp.	0.434%	10/07/2015	10/07/2015	40,000,000	40,001,410
P-1, A-1+	Wells Fargo Bank NA (c)	0.452%	12/10/2015	08/09/2016	70,000,000	70,000,000
P-1, A-1+	Wells Fargo Bank NA (c)	0.416%	10/20/2015	08/19/2016	96,000,000	96,000,000

TOTAL OTHER NOTES						1,604,035,385

GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 1.1%
NR, A-1	Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 09/25/15 (collateralized by various U.S. Government Obligations, 2.500% - 7.000% due 03/15/2023 - 08/15/2045, U.S. Treasury Bills, 0.000% due 11/19/2015 - 06/23/2016, a U.S. Treasury Note, 3.250% due 03/31/2017, and U.S. Treasury Strips, 0.000% due 05/15/2021 - 11/15/2024, valued at $153,000,012); expected proceeds $150,002,625	0.090%	10/02/2015	10/02/2015	150,000,000	150,000,000

State Street Navigator Securities Lending Prime Portfolio
Schedule of Investments – (continued)
September 30, 2015 (unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value

	GOVERNMENT AGENCY REPURCHASE AGREEMENTS - (continued)
NR, A-1	Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 09/28/15 (collateralized by various U.S. Government Obligations, 3.000% - 6.000% due 02/01/2020 - 08/01/2045, valued at $76,500,000); expected proceeds $75,001,021	0.070%	10/05/2015	10/05/2015	$75,000,000	$75,000,000
NR, A-1	Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 09/30/15 (collateralized by various U.S. Government Obligations, 3.000% - 4.500% due 04/01/2029 - 09/01/2045, valued at $51,000,000); expected proceeds $50,000,875	0.090%	10/07/2015	10/07/2015	50,000,000	50,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS						275,000,000

	TREASURY REPURCHASE AGREEMENTS — 19.9%
P-1, A-1	Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 09/30/15 (collateralized by a U.S. Treasury Inflation Index Bond, 3.875% due 04/15/2029, valued at $255,000,082); expected proceeds $250,005,833	0.120%	10/07/2015	10/07/2015	250,000,000	250,000,000
NR, A-1+	Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 09/24/15 (collateralized by various U.S. Treasury Notes, 1.375% - 3.625% due 01/31/2019 - 05/15/2024, valued at $2,750,037,484); expected proceeds $2,750,037,431	0.070%	10/01/2015	10/01/2015	2,750,000,000	2,750,000,000

State Street Navigator Securities Lending Prime Portfolio
Schedule of Investments – (continued)
September 30, 2015 (unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value

	TREASURY REPURCHASE AGREEMENTS - (continued)
NR, A-1+	Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 09/30/15 (collateralized by a U.S. Treasury Note, 2.625% due 08/15/2020, valued at $1,800,003,515); expected proceeds $1,800,007,000	0.070%	10/02/2015	10/02/2015	$1,800,000,000	$1,800,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS						4,800,000,000

	OTHER REPURCHASE AGREEMENTS — 1.6%
NR, A-1	Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 09/18/15 (collateralized by various Corporate Bonds, 0.577% - 7.500% due 09/30/2016 - 02/12/2055, and U.S. Treasury Notes, 1.500% - 2.000% due 05/31/2020 - 08/15/2025, valued at $114,115,694); expected proceeds $105,139,125	0.530%	10/01/2015	12/17/2015	105,000,000	105,000,000
NR, A-1	Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 09/17/15 (collateralized by various Common Stocks, and U.S. Government Obligations, 3.500% - 4.500% due 01/01/2041 - 01/01/2044, valued at $160,167,777); expected proceeds $150,123,750	0.330%	10/01/2015	12/16/2015	150,000,000	150,000,000
NR, A-1	Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 09/24/15 (collateralized by various Common Stocks, and U.S. Government Obligations, 3.500% - 6.000% due 06/01/2034 - 05/01/2043, valued at $106,193,383); expected proceeds $100,130,000	0.390%	10/01/2015	01/22/2016	100,000,000	100,000,000

State Street Navigator Securities Lending Prime Portfolio
Schedule of Investments – (continued)
September 30, 2015 (unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value

	OTHER REPURCHASE AGREEMENTS - (continued)
P-1, A-1	Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. dated 09/04/15 (Tri-Party), dated 09/04/15 (collateralized by various Asset Backed Securities, 0.000% - 2.010% due 04/10/2017 - 01/30/2045, valued at $32,400,236); expected proceeds $30,040,565	0.399%	10/02/2015	01/04/2016	$30,000,000	$30,000,000

TOTAL OTHER REPURCHASE AGREEMENTS						385,000,000

TOTAL INVESTMENTS(f)(g) — 101.0%	24,392,544,825
Other Liabilities in Excess of Assets — (1.0)%	(250,692,767)

NET ASSETS — 100.0%	$24,141,852,058

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 2.30% of net assets as of September 30, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	For Commercial Paper categories, rate shown is the discount rate at time of purchase.
(c)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2015.
(d)	Section 4(2) of the Securities Act of 1933 Commercial Paper. The Fund's Portfolio Manager has deemed these securities to be liquid based upon procedures approved by the Board of Trustees. These securities represent 19.95% of net assets as of September 30, 2015.
(e)	Rate represents annualized yield at date of purchase.
(f)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures.
(g)	Also represents the cost for federal tax purposes
*	Moody's rating, Standard & Poor's rating, respectively

State Street Navigator Securities Lending Prime Portfolio
Schedule of Investments – (continued)
September 30, 2015 (Unaudited)

The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the Investment Company Act of 1940. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts. These securities are generally included in Level 2 of the fair value hierarchy.

Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.

These inputs are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes. The Funds value its assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

• Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities;

• Level 2—Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

• Level 3—Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Fund had no transfers between levels for the period ended September 30, 2015.

The following table summarizes the value of each of the Fund’s investments according to the fair value hierarchy as of September 30, 2015:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs	24,392,544,825
Level 3 – Significant Unobservable Inputs	-
Total	$24,392,544,825

State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio
Schedule of Investments
September 30, 2015 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value

	ASSET BACKED COMMERCIAL PAPER— 4.9%
P-1, A-1+	Kells Funding LLC (a)(b)	0.310%	11/20/2015	11/20/2015	$30,315,000	$30,301,948
P-1, A-1+	Kells Funding LLC (a)(b)	0.320%	01/14/2016	01/14/2016	50,000,000	49,953,778
P-1, A-1	Nieuw Amsterdam Receivables Corp. (b)(c)	0.240%	10/06/2015	10/06/2015	50,000,000	49,998,333
P-1, A-1	Versailles Commercial Paper LLC (b)(c)	0.320%	01/04/2016	01/04/2016	25,000,000	24,978,889

TOTAL ASSET BACKED COMMERCIAL PAPER						155,232,948

	FINANCIAL COMPANY COMMERCIAL PAPER— 31.6%
P-1, A-1+	Caisse des Depots et Consignations (a)(b)	0.250%	10/19/2015	10/19/2015	50,000,000	49,993,750
P-1, A-1+	Caisse des Depots et Consignations (a)(b)	0.340%	12/17/2015	12/17/2015	50,000,000	49,963,639
P-1, A-1+	DBS Bank Ltd. (b)(c)	0.310%	12/08/2015	12/08/2015	65,000,000	64,961,939
P-1, A-1+	DBS Bank Ltd. (b)(c)	0.340%	01/22/2016	01/22/2016	50,000,000	49,946,639
P-1, A-1	Electricite De France SA (b)(c)	0.170%	10/26/2015	10/26/2015	82,000,000	81,990,319
P-1, A-1+	Erste Abwicklungsanstalt (b)(c)	0.250%	10/16/2015	10/16/2015	25,000,000	24,997,396
P-1, A-1+	Erste Abwicklungsanstalt (b)(c)	0.260%	10/22/2015	10/22/2015	25,000,000	24,996,208
P-1, A-1+	Erste Abwicklungsanstalt (b)(c)	0.320%	01/12/2016	01/12/2016	25,000,000	24,977,111
P-1, A-1+	Erste Abwicklungsanstalt (b)(c)	0.340%	01/28/2016	01/28/2016	50,000,000	49,943,806
P-1, A-1+	National Australia Bank Ltd. (b)(c)	0.265%	11/04/2015	11/04/2015	75,000,000	74,981,229
P-1, A-1+	National Australia Bank Ltd. (b)(c)	0.300%	11/16/2015	11/16/2015	17,000,000	16,993,483
P-1, A-1+	Novartis Finance Corp. (b)(c)	0.170%	10/05/2015	10/05/2015	37,400,000	37,399,294
P-1, A-1+	Novartis Finance Corp. (b)(c)	0.110%	10/19/2015	10/19/2015	40,000,000	39,997,800
P-1, A-1+	NRW.Bank (b)(c)	0.085%	10/02/2015	10/02/2015	75,000,000	74,999,823
P-1, A-1+	NRW.Bank (b)(c)	0.195%	10/09/2015	10/09/2015	25,000,000	24,998,917
P-1, A-1+	NRW.Bank (b)(c)	0.175%	10/23/2015	10/23/2015	25,000,000	24,997,326
P-1, A-1	Pepsico, Inc. (b)(c)	0.120%	10/26/2015	10/26/2015	40,000,000	39,996,667
P-1, A-1	Skandinaviska Enskilda Banken AB (b)(c)	0.300%	10/19/2015	10/19/2015	25,000,000	24,996,250
P-1, A-1	Skandinaviska Enskilda Banken AB (b)(c)	0.300%	10/20/2015	10/20/2015	25,000,000	24,996,042
P-1, A-1	Standard Chartered Bank (b)(c)	0.330%	12/08/2015	12/08/2015	30,000,000	29,981,300
P-1, A-1	Sumitomo Mitsui Banking Corp. (b)(c)	0.280%	10/14/2015	10/14/2015	50,000,000	49,994,944
P-1, A-1	Swedbank AB (b)	0.250%	10/06/2015	10/06/2015	15,000,000	14,999,479
P-1, A-1	Swedbank AB (b)	0.250%	10/08/2015	10/08/2015	60,000,000	59,997,083
P-1, A-1	Swedbank AB (b)	0.350%	02/03/2016	02/03/2016	50,000,000	49,939,236

TOTAL FINANCIAL COMPANY COMMERCIAL PAPER						1,011,039,680

	CERTIFICATES OF DEPOSIT — 34.2%
P-1, A-1	Bank of Montreal	0.200%	10/08/2015	10/08/2015	75,000,000	75,000,000
P-1, A-1	Bank of Montreal	0.270%	10/23/2015	10/23/2015	20,000,000	20,001,466
P-1, A-1	Bank of Montreal	0.300%	01/11/2016	01/11/2016	35,000,000	35,000,000
P-1, A-1	Bank of Tokyo - Mitsubishi	0.200%	10/05/2015	10/05/2015	60,000,000	60,000,000
P-1, A-1	Bank of Tokyo - Mitsubishi	0.280%	11/06/2015	11/06/2015	50,000,000	49,999,500
P-1, A-1	BNP Paribas	0.100%	10/05/2015	10/05/2015	27,000,000	27,000,000
P-1, A-1	Canadian Imperial Bank of Commerce	0.090%	10/05/2015	10/05/2015	75,000,000	75,000,000
P-1, A-1	Canadian Imperial Bank of Commerce	0.080%	10/06/2015	10/06/2015	8,000,000	8,000,000
P-1, A-1	Citibank NA	0.250%	11/03/2015	11/03/2015	25,000,000	25,000,000
P-1, A-1	Credit Agricole Corporate & Investment Bank	0.300%	10/01/2015	10/01/2015	30,000,000	30,000,000
P-1, A-1	Credit Agricole Corporate & Investment Bank	0.350%	12/15/2015	12/15/2015	50,000,000	50,000,000
P-1, A-1	Credit Suisse	0.290%	10/20/2015	10/20/2015	25,000,000	25,000,000

State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio
Schedule of Investments – (continued)
September 30, 2015 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value

	CERTIFICATES OF DEPOSIT - (continued)
P-1, A-1	ING Bank NV	0.330%	10/19/2015	10/19/2015	$75,000,000	$75,000,000
P-1, A-1	ING Bank NV	0.330%	12/14/2015	12/14/2015	25,000,000	25,000,000
P-1, A-1	Norinchukin Bank	0.200%	10/01/2015	10/01/2015	25,000,000	25,000,000
P-1, A-1	Norinchukin Bank	0.180%	10/09/2015	10/09/2015	25,000,000	24,999,972
P-1, A-1	Norinchukin Bank	0.220%	11/20/2015	11/20/2015	75,000,000	75,000,000
P-1, A-1	Societe Generale	0.340%	12/04/2015	12/04/2015	50,000,000	50,000,000
P-1, A-1	Standard Chartered Bank	0.280%	10/13/2015	10/13/2015	40,000,000	40,001,598
P-1, A-1	Sumitomo Mitsui Banking Corp.	0.190%	10/26/2015	10/26/2015	50,000,000	50,000,000
P-1, A-1	Sumitomo Mitsui Banking Corp.	0.330%	12/08/2015	12/08/2015	25,000,000	25,000,000
P-1, A-1+	Svenska Handelsbanken AB	0.190%	10/13/2015	10/13/2015	25,000,000	25,000,000
P-1, A-1+	Svenska Handelsbanken AB	0.245%	10/22/2015	10/22/2015	75,000,000	75,000,219
P-1, A-1+	Svenska Handelsbanken AB	0.305%	11/23/2015	11/23/2015	25,000,000	25,000,184
P-1, A-1+	Toronto Dominion Bank	0.380%	12/21/2015	12/21/2015	25,000,000	25,000,000
P-1, A-1	UBS AG	0.350%	11/17/2015	11/17/2015	75,000,000	75,000,000

TOTAL CERTIFICATES OF DEPOSIT						1,095,002,939

	OTHER NOTES — 2.8%
P-1, A-1	Bank of America NA	0.280%	10/05/2015	10/05/2015	49,000,000	49,000,000
P-1, A-1	Bank of America NA	0.280%	10/09/2015	10/09/2015	19,000,000	19,000,000
P-1, A-1	Bank of America NA	0.280%	10/14/2015	10/14/2015	18,000,000	18,000,000
P-1, A-1	Credit Agricole Corporate & Investment Bank	0.060%	10/01/2015	10/01/2015	5,000,000	5,000,000

TOTAL OTHER NOTES						91,000,000

	GOVERNMENT AGENCY D — 3.0%
P-1, A-1+	Federal Home Loan Bank (d)	0.055%	10/07/2015	10/07/2015	9,000,000	8,999,918
P-1, A-1+	Federal Home Loan Bank (d)	0.129%	10/14/2015	10/14/2015	9,000,000	8,999,581
P-1, A-1+	Federal Home Loan Bank (d)	0.162%	10/16/2015	10/16/2015	7,000,000	6,999,536
P-1, A-1+	Federal Home Loan Bank (d)	0.173%	10/16/2015	10/16/2015	18,000,000	17,998,725
P-1, A-1+	Federal Home Loan Bank (d)	0.050%	10/21/2015	10/21/2015	6,000,000	5,999,833
P-1, A-1+	Federal Home Loan Bank (d)	0.120%	10/22/2015	10/22/2015	11,000,000	10,999,230
P-1, A-1+	Federal Home Loan Bank (d)	0.155%	10/28/2015	10/28/2015	13,000,000	12,998,489
P-1, A-1+	Federal Home Loan Bank (d)	0.158%	11/04/2015	11/04/2015	7,000,000	6,998,975
P-1, A-1+	Federal Home Loan Bank (d)	0.224%	11/12/2015	11/12/2015	8,000,000	7,997,947
P-1, A-1+	Federal Home Loan Bank (d)	0.120%	11/18/2015	11/18/2015	9,000,000	8,998,584

TOTAL GOVERNMENT AGENCY DEBT						96,990,818

	TREASURY DEBT — 13.4%
P-1, A-1+	U.S. Treasury Bill (d)	0.001%	10/01/2015	10/01/2015	39,000,000	39,000,000
P-1, A-1+	U.S. Treasury Bill (d)	0.005%	10/01/2015	10/01/2015	18,000,000	18,000,000
P-1, A-1+	U.S. Treasury Bill (d)	0.010%	10/01/2015	10/01/2015	3,000,000	3,000,000
P-1, A-1+	U.S. Treasury Bill (d)	0.020%	10/01/2015	10/01/2015	26,000,000	26,000,000
P-1, A-1+	U.S. Treasury Bill (d)	0.023%	10/01/2015	10/01/2015	5,000,000	5,000,000
P-1, A-1+	U.S. Treasury Bill (d)	0.025%	10/01/2015	10/01/2015	15,000,000	15,000,000
P-1, A-1+	U.S. Treasury Bill (d)	0.027%	10/01/2015	10/01/2015	5,000,000	5,000,000
P-1, A-1+	U.S. Treasury Bill (d)	0.010%	10/08/2015	10/08/2015	68,000,000	67,999,868
P-1, A-1+	U.S. Treasury Bill (d)	0.012%	10/08/2015	10/08/2015	10,000,000	9,999,976
P-1, A-1+	U.S. Treasury Bill (d)	0.005%	10/15/2015	10/15/2015	35,000,000	34,999,932
P-1, A-1+	U.S. Treasury Bill (d)	0.020%	10/15/2015	10/15/2015	3,000,000	2,999,971

State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio
Schedule of Investments – (continued)
September 30, 2015 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value

	TREASURY DEBT - (continued)
P-1, A-1+	U.S. Treasury Bill (d)	0.025%	10/15/2015	10/15/2015	$3,000,000	$2,999,977
P-1, A-1+	U.S. Treasury Bill (d)	0.000%	10/22/2015	10/22/2015	2,800,000	2,800,000
P-1, A-1+	U.S. Treasury Bill (d)	0.030%	10/22/2015	10/22/2015	35,000,000	34,999,387
P-1, A-1+	U.S. Treasury Bill (d)	0.000%	10/29/2015	10/29/2015	22,500,000	22,500,000
P-1, A-1+	U.S. Treasury Bill (d)	0.075%	11/05/2015	11/05/2015	37,000,000	36,997,302
P-1, A-1+	U.S. Treasury Bill (d)	0.000%	11/27/2015	11/27/2015	6,600,000	6,599,630
P-1, A-1+	U.S. Treasury Bill (d)	0.045%	11/27/2015	11/27/2015	13,000,000	12,999,271
P-1, A-1+	U.S. Treasury Bill (d)	0.048%	11/27/2015	11/27/2015	9,000,000	8,999,496
P-1, A-1+	U.S. Treasury Bill (d)	0.000%	12/10/2015	12/10/2015	4,300,000	4,300,000
P-1, A-1+	U.S. Treasury Bill (d)	0.000%	12/17/2015	12/17/2015	6,000,000	6,000,000
P-1, A-1+	U.S. Treasury Bill (d)	0.053%	12/17/2015	12/17/2015	13,000,000	12,998,540
P-1, A-1+	U.S. Treasury Note (d)	0.061%	10/15/2015	10/15/2015	13,000,000	13,000,939
P-1, A-1+	U.S. Treasury Note (d)	0.052%	11/16/2015	11/15/2015	13,000,000	13,005,133
P-1, A-1+	U.S. Treasury Note (d)	0.122%	11/30/2015	11/30/2015	22,000,000	22,045,161

TOTAL TREASURY DEBT						427,244,583

	GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 10.7%
NR, A-1	Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 09/30/2015 (collateralized by various U.S. Government Obligations, 1.625% - 7.500% due 06/01/2019 - 12/01/2047, valued at $30,600,000); expected proceeds $30,000,083	0.100%	10/01/2015	10/01/2015	30,000,000	30,000,000
P-1, A-1	Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 09/30/2015 (collateralized by various U.S. Government Obligations, 3.000% - 5.500% due 01/20/2028 - 01/20/2062, U.S. Treasury Bonds, 7.250% - 9.875% due 11/15/2015 - 08/15/2022, a U.S. Treasury Note, 2.250% due 11/15/2024 and a U.S. Treasury Strip, 0.000% due 11/15/2015, valued at $106,080,006); expected proceeds $104,000,376	0.130%	10/01/2015	10/01/2015	104,000,000	104,000,000
NR, A-1	Agreement with Morgan Stanley and Co., Inc. and Bank of New York Mellon (Tri-Party), dated 09/30/2015 (collateralized by various U.S. Government Obligations, 2.500% - 7.000% due 08/01/2017 - 05/01/2048, valued at $76,500,000); expected proceeds $75,000,229	0.110%	10/01/2015	10/01/2015	75,000,000	75,000,000

State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio
Schedule of Investments – (continued)
September 30, 2015 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value

	GOVERNMENT AGENCY REPURCHASE AGREEMENTS - (continued)
P-1, A-1	Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 09/30/2015 (collateralized by a U.S. Government Obligation, 2.125% due 10/21/2015, a U.S. Treasury Inflation Index Note, 2.500% due 01/15/2029, U.S. Treasury Bonds, 3.125% - 4.375% due 05/15/2041 - 08/15/2044, and a U.S. Treasury Note, 2.125% due 05/15/2025, valued at $97,920,029); expected proceeds $96,000,453	0.170%	10/01/2015	10/01/2015	$96,000,000	$96,000,000
P-1, A-1	Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 09/30/2015 (collateralized by various U.S. Government Obligations, 2.500% - 6.000% due 03/01/2028 - 05/20/2045, valued at $37,740,000); expected proceeds $37,000,164	0.160%	10/01/2015	10/01/2015	37,000,000	37,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS						342,000,000

TREASURY REPURCHASE AGREEMENTS — 1.2%
NR, A-1	Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 09/30/2015 (collateralized by a U.S. Treasury Bond, 6.875% due 08/15/2025, a U.S. Treasury Inflation Index Bond, 2.375% due 01/15/2027, and a U.S. Treasury Note, 2.000% due 09/30/2020, valued at $38,760,000); expected proceeds $38,000,084	0.080%	10/01/2015	10/01/2015	38,000,000	38,000,000

TOTAL INVESTMENTS(f)(g) — 101.8%	3,256,510,968
Other Liabilities in Excess of Assets — (1.8)%	(59,033,940)

NET ASSETS — 100.0%	$3,197,477,028

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 5.64% of net assets as of September 30, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	For Commercial Paper categories, rate shown is the discount rate at time of purchase.
(c)	Section 4(2) of the Securities Act of 1933 Commercial Paper. The Fund's Portfolio Manager has deemed these securities to be liquid based upon procedures approved by the Board of Trustees. These securities represent 26.93% of net assets as of September 30, 2015.
(d)	Rate represents annualized yield at date of purchase.
(e)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2015.
(f)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures.
(g)	Also represents the cost for federal tax purposes
*	Moody's rating, Standard & Poor's rating, respectively.

State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio
Schedule of Investments – (continued)
September 30, 2015 (Unaudited)

The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the Investment Company Act of 1940. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts. These securities are generally included in Level 2 of the fair value hierarchy.

Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.

These inputs are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes. The Funds value its assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

• Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities;

• Level 2—Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

• Level 3—Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Fund had no transfers between levels for the period ended September 30, 2015.

The following table summarizes the value of each of the Fund’s investments according to the fair value hierarchy as of September 30, 2015:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs	3,256,510,968
Level 3 – Significant Unobservable Inputs	-
Total	$3,256,510,968

State Street Navigator Securities Lending MET Portfolio
Schedule of Investments
September 30, 2015 (unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value

	ASSET BACKED COMMERCIAL PAPER — 2.1%
P-1, A-1+	Kells Funding LLC (a)(b)	0.320%	01/14/2016	01/14/2016	$50,000,000	$49,953,778
P-1, A-1	Ridgefield Funding Co. LLC (a)(b)	0.330%	12/02/2015	12/02/2015	50,000,000	49,971,583
P-1, A-1	Versailles Commercial Paper LLC (a)(b)	0.320%	01/04/2016	01/04/2016	50,000,000	49,957,778

TOTAL ASSET BACKED COMMERCIAL PAPER						149,883,139

	FINANCIAL COMPANY COMMERCIAL PAPER — 29.0%
P-1, A-1+	Australia & New Zealand Banking Group Ltd. (a)(c)	0.307%	10/15/2015	10/15/2015	26,500,000	26,500,000
P-1, A-1+	Australia & New Zealand Banking Group Ltd. (a)(c)	0.307%	10/15/2015	10/15/2015	26,500,000	26,500,000
P-1, A-1+	Australia & New Zealand Banking Group Ltd. (c)(d)	0.313%	10/05/2015	05/04/2016	27,000,000	26,999,168
P-1, A-1	Bank of Tokyo - Mitsubishi (a)	0.080%	10/06/2015	10/06/2015	100,000,000	99,998,889
P-1, A-1+	Caisse des Depots et Consignations (a)(c)	0.340%	12/17/2015	12/17/2015	100,000,000	99,927,278
P-1, A-1+	Commonwealth Bank of Australia (c)(d)	0.376%	10/26/2015	04/26/2016	18,000,000	18,000,000
P-1, A-1+	DBS Bank Ltd. (a)(c)	0.340%	01/26/2016	01/26/2016	140,000,000	139,845,300
P-1, A-1+	DBS Bank Ltd. (a)(c)	0.340%	01/27/2016	01/27/2016	125,000,000	124,860,694
P-1, A-1+	Erste Abwicklungsanstalt (a)(c)	0.320%	12/08/2015	12/08/2015	80,000,000	79,951,644
P-1, A-1+	Erste Abwicklungsanstalt (a)(c)	0.310%	01/11/2016	01/11/2016	50,000,000	49,956,083
P-1, A-1+	Erste Abwicklungsanstalt (a)(c)	0.320%	01/12/2016	01/12/2016	60,000,000	59,945,067
P-1, A-1+	Erste Abwicklungsanstalt (a)(c)	0.340%	01/28/2016	01/28/2016	75,000,000	74,915,708
P-1, A-1+	General Electric Capital Corp. (a)	0.100%	10/07/2015	10/07/2015	50,000,000	49,999,167
P-1, A-1+	General Electric Capital Corp. (d)	0.293%	10/05/2015	10/30/2015	15,000,000	15,000,000
P-1, A-1+	HSBC Bank PLC (c)(d)	0.325%	10/23/2015	11/23/2015	200,000,000	200,000,000
P-1, A-1+	HSBC Bank PLC (a)(c)	0.385%	12/21/2015	12/21/2015	86,000,000	86,000,000
P-1, A-1+	Kreditanstalt Fuer Wiederaufbau (a)(c)	0.190%	10/05/2015	10/05/2015	100,000,000	99,997,889
P-1, A-1	Lloyds Bank PLC (a)	0.230%	10/01/2015	10/01/2015	50,000,000	50,000,000
P-1, A-1+	Nordea Bank AB (a)(c)	0.300%	10/27/2015	10/27/2015	75,000,000	74,983,750
P-1, A-1+	NRW.Bank (a)(c)	0.085%	10/02/2015	10/02/2015	125,000,000	124,999,705
P-1, A-1+	NRW.Bank (a)(c)	0.195%	10/09/2015	10/09/2015	100,000,000	99,995,667
P-1, A-1	Skandinaviska Enskilda Banken AB (a)(c)	0.270%	10/09/2015	10/09/2015	50,000,000	49,997,000
P-1, A-1	Skandinaviska Enskilda Banken AB (a)(c)	0.300%	10/15/2015	10/15/2015	50,000,000	49,994,167
P-1, A-1	Standard Chartered Bank (a)(c)	0.330%	12/08/2015	12/08/2015	60,000,000	59,962,600
P-1, A-1	Swedbank AB (a)	0.250%	10/01/2015	10/01/2015	50,000,000	50,000,000
P-1, A-1	Swedbank AB (a)	0.250%	10/05/2015	10/05/2015	100,000,000	99,997,222
P-1, A-1	Swedbank AB (a)	0.350%	02/03/2016	02/03/2016	50,000,000	49,939,236
P-1, A-1+	Westpac Banking Corp. (c)(d)	0.304%	10/26/2015	02/25/2016	15,750,000	15,750,000
P-1, A-1+	Westpac Banking Corp. (c)(d)	0.304%	10/26/2015	02/26/2016	15,750,000	15,750,000
P-1, A-1+	Westpac Banking Corp. (c)(d)	0.314%	10/13/2015	03/11/2016	28,000,000	28,000,000
P-1, A-1+	Westpac Banking Corp. (c)(d)	0.336%	10/21/2015	04/21/2016	32,000,000	32,000,000

TOTAL FINANCIAL COMPANY COMMERCIAL PAPER						2,079,766,234

	CERTIFICATES OF DEPOSIT — 44.3%
P-1, A-1+	Australia & New Zealand Banking Group Ltd.	0.250%	10/05/2015	10/05/2015	50,000,000	50,000,000
P-1, A-1	Bank of Montreal	0.200%	10/08/2015	10/08/2015	35,000,000	35,000,000
P-1, A-1	Bank of Montreal	0.270%	10/23/2015	10/23/2015	50,000,000	50,003,664
P-1, A-1	Bank of Montreal	0.300%	11/13/2015	11/13/2015	60,000,000	60,000,000
P-1, A-1	Bank of Montreal	0.320%	01/12/2016	01/12/2016	35,000,000	35,000,000

State Street Navigator Securities Lending MET Portfolio
Schedule of Investments – (continued)
September 30, 2015 (unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value

	CERTIFICATES OF DEPOSIT - (continued)
P-1, A-1	Bank of Montreal (d)	0.373%	10/19/2015	01/15/2016	$70,000,000	$70,000,000
P-1, A-1	Bank of Montreal (d)	0.379%	10/14/2015	03/14/2016	25,000,000	25,000,000
P-1, A-1	Bank of Montreal (d)	0.383%	10/19/2015	03/18/2016	25,000,000	25,000,000
P-1, A-1	Bank of Nova Scotia (d)	0.299%	10/05/2015	11/05/2015	63,000,000	63,000,000
P-1, A-1	Bank of Nova Scotia (d)	0.349%	10/07/2015	11/06/2015	87,298,000	87,298,000
P-1, A-1	Bank of Nova Scotia	0.359%	11/24/2015	11/24/2015	75,000,000	75,000,000
P-1, A-1	Bank of Nova Scotia (d)	0.333%	10/13/2015	02/05/2016	75,000,000	75,000,000
P-1, A-1	Bank of Tokyo - Mitsubishi	0.200%	10/01/2015	10/01/2015	100,000,000	100,000,000
P-1, A-1	Bank of Tokyo - Mitsubishi	0.200%	10/05/2015	10/05/2015	125,000,000	125,000,000
P-1, A-1	BNP Paribas	0.120%	10/02/2015	10/02/2015	150,000,000	150,000,000
P-1, A-1	BNP Paribas	0.330%	12/10/2015	12/10/2015	75,000,000	75,000,000
P-1, A-1	Canadian Imperial Bank of Commerce	0.120%	10/02/2015	10/02/2015	75,000,000	75,000,000
P-1, A-1	Canadian Imperial Bank of Commerce	0.080%	10/06/2015	10/06/2015	19,000,000	19,000,000
P-1, A-1	Canadian Imperial Bank of Commerce (d)	0.379%	10/05/2015	12/07/2015	52,379,000	52,379,000
P-1, A-1	Canadian Imperial Bank of Commerce (d)	0.329%	10/16/2015	02/16/2016	58,000,000	58,000,000
P-1, A-1	Chase Bank USA NA (d)	0.303%	10/09/2015	11/09/2015	45,000,000	45,000,000
P-1, A-1	Citibank NA	0.310%	12/08/2015	12/08/2015	25,000,000	25,000,000
P-1, A-1	Credit Agricole Corporate & Investment Bank	0.300%	10/01/2015	10/01/2015	100,000,000	100,000,000
P-1, A-1	Credit Agricole Corporate & Investment Bank	0.380%	12/04/2015	12/04/2015	50,000,000	50,000,000
P-1, A-1	Credit Agricole Corporate & Investment Bank	0.350%	12/15/2015	12/15/2015	50,000,000	50,000,000
P-1, A-1	ING Bank NV	0.330%	10/02/2015	10/02/2015	100,000,000	100,000,000
P-1, A-1	ING Bank NV	0.330%	12/14/2015	12/14/2015	50,000,000	50,000,000
P-1, A-1	Norinchukin Bank	0.180%	10/09/2015	10/09/2015	100,000,000	99,999,889
P-1, A-1	Norinchukin Bank	0.190%	10/13/2015	10/13/2015	100,000,000	99,999,667
P-1, A-1	Norinchukin Bank	0.180%	10/30/2015	10/30/2015	25,000,000	25,000,000
P-1, A-1	Norinchukin Bank	0.220%	11/20/2015	11/20/2015	50,000,000	50,000,000
P-1, A-1	Rabobank Nederland NV (d)	0.386%	10/14/2015	03/14/2016	100,000,000	100,000,000
P-1, A-1	Rabobank Nederland NV (d)	0.366%	10/22/2015	03/22/2016	75,000,000	75,000,000
P-1, A-1+	Royal Bank of Canada (d)	0.373%	10/13/2015	03/10/2016	50,000,000	50,000,000
P-1, A-1+	Royal Bank of Canada (d)	0.346%	10/13/2015	05/13/2016	18,000,000	18,000,000
P-1, A-1+	Royal Bank of Canada (d)	0.366%	10/20/2015	05/20/2016	35,000,000	35,000,000
P-1, A-1	Skandinaviska Enskilda Banken AB	0.300%	10/23/2015	10/23/2015	50,000,000	50,000,000
P-1, A-1	Societe Generale	0.340%	12/04/2015	12/04/2015	50,000,000	50,000,000
P-1, A-1	Societe Generale	0.440%	02/01/2016	02/01/2016	50,000,000	50,000,000
P-1, A-1	Sumitomo Mitsui Banking Corp.	0.300%	10/01/2015	10/01/2015	125,000,000	125,000,000
P-1, A-1	Sumitomo Mitsui Banking Corp.	0.190%	10/26/2015	10/26/2015	150,000,000	150,000,000
P-1, A-1+	Svenska Handelsbanken AB	0.245%	10/09/2015	10/09/2015	75,000,000	75,001,915
P-1, A-1+	Svenska Handelsbanken AB	0.190%	10/13/2015	10/13/2015	150,000,000	150,000,000
P-1, A-1+	Toronto Dominion Bank (d)	0.356%	10/01/2015	04/01/2016	100,000,000	100,000,000
P-1, A-1+	Toronto Dominion Bank (d)	0.393%	10/19/2015	04/18/2016	19,600,000	19,600,000
P-1, A-1+	Toronto Dominion Bank (d)	0.334%	11/05/2015	05/05/2016	33,000,000	33,000,000
P-1, A-1+	Wells Fargo Bank NA (d)	0.371%	10/05/2015	03/03/2016	100,000,000	100,000,000

TOTAL CERTIFICATES OF DEPOSIT						3,180,282,135

OTHER NOTES — 6.6%
P-1, A-1	Credit Agricole Corporate & Investment Bank	0.060%	10/01/2015	10/01/2015	25,000,000	25,000,000

State Street Navigator Securities Lending MET Portfolio
Schedule of Investments – (continued)
September 30, 2015 (unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value

	OTHER NOTES - (continued)
P-1, A-1+	JPMorgan Chase Bank NA (d)	0.492%	12/07/2015	08/05/2016	$75,000,000	$75,000,000
P-1, A-1	Lloyds Bank PLC	0.060%	10/01/2015	10/01/2015	100,000,000	100,000,000
P-1, A-1+	Royal Bank of Canada	0.556%	12/16/2015	12/16/2015	32,000,000	32,013,258
P-1, A-1+	Royal Bank of Canada (b)(d)	0.374%	10/07/2015	08/08/2016	40,000,000	40,000,000
P-1, A-1	Societe Generale	0.020%	10/01/2015	10/01/2015	60,000,000	60,000,000
P-1, A-1+	Svenska Handelsbanken AB (b)(d)	0.384%	10/27/2015	01/27/2016	45,000,000	45,000,000
P-1, A-1+	Wells Fargo Bank NA (d)	0.452%	12/10/2015	08/09/2016	40,000,000	40,000,000
P-1, A-1+	Wells Fargo Bank NA (d)	0.416%	10/20/2015	08/19/2016	59,000,000	59,000,000

TOTAL OTHER NOTES						476,013,258

	GOVERNMENT AGENCY DEBT — 4.0%
P-1, A-1+	Federal Home Loan Bank (e)	0.055%	10/07/2015	10/07/2015	17,000,000	16,999,844
P-1, A-1+	Federal Home Loan Bank (e)	0.090%	10/07/2015	10/07/2015	52,000,000	51,999,220
P-1, A-1+	Federal Home Loan Bank (e)	0.129%	10/14/2015	10/14/2015	20,000,000	19,999,068
P-1, A-1+	Federal Home Loan Bank (e)	0.159%	10/16/2015	10/16/2015	16,000,000	15,998,940
P-1, A-1+	Federal Home Loan Bank (e)	0.170%	10/16/2015	10/16/2015	39,000,000	38,997,238
P-1, A-1+	Federal Home Loan Bank (e)	0.050%	10/21/2015	10/21/2015	12,000,000	11,999,667
P-1, A-1+	Federal Home Loan Bank (e)	0.145%	10/21/2015	10/21/2015	36,000,000	35,997,100
P-1, A-1+	Federal Home Loan Bank (e)	0.120%	10/22/2015	10/22/2015	23,000,000	22,998,390
P-1, A-1+	Federal Home Loan Bank (e)	0.155%	10/28/2015	10/28/2015	27,000,000	26,996,861
P-1, A-1+	Federal Home Loan Bank (e)	0.155%	11/04/2015	11/04/2015	13,000,000	12,998,097
P-1, A-1+	Federal Home Loan Bank (e)	0.220%	11/12/2015	11/12/2015	16,000,000	15,995,893
P-1, A-1+	Federal Home Loan Bank (e)	0.118%	11/18/2015	11/18/2015	19,000,000	18,997,011

TOTAL GOVERNMENT AGENCY DEBT						289,977,329

GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 5.8%
NR, A-1	Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 09/30/2015 (collateralized by various U.S. Government Obligations, 3.000% - 5.500% due 09/01/2028 - 07/01/2045 valued at $69,360,000); expected proceeds $68,000,227	0.120%	10/01/2015	10/01/2015	68,000,000	68,000,000

State Street Navigator Securities Lending MET Portfolio
Schedule of Investments – (continued)
September 30, 2015 (unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value

	GOVERNMENT AGENCY REPURCHASE AGREEMENTS - (continued)
NR, A-1	Agreement with Morgan Stanley and Co., Inc. and Bank of New York Mellon (Tri-Party), dated 09/30/2015 (collateralized by various U.S. Government Obligations, 2.500% - 7.000% due 10/01/2017 - 10/01/2045 valued at $357,000,000); expected proceeds $350,001,069	0.110%	10/01/2015	10/01/2015	$350,000,000	$350,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS						418,000,000

	TREASURY REPURCHASE AGREEMENTS — 6.2%
NR, A-1	Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 09/25/2015 (collateralized by various U.S. Treasury Strips, 0.000% due 08/15/2021 - 02/15/2035 valued at $255,000,000); expected proceeds $250,004,375	0.090%	10/02/2015	10/02/2015	250,000,000	250,000,000
NR, A-1	Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 09/30/2015 (collateralized by various U.S. Treasury Strips, 0.000% due 02/15/2034 - 02/15/2036 valued at $99,960,000); expected proceeds $98,000,354	0.130%	10/01/2015	10/01/2015	98,000,000	98,000,000
P-1, A-1	Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 09/30/2015 (collateralized by a U.S. Treasury Note, 1.375% due 01/31/2020 valued at $100,980,082); expected proceeds $99,000,385	0.140%	10/01/2015	10/01/2015	99,000,000	99,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS						447,000,000

OTHER REPURCHASE AGREEMENTS — 2.1%
P-1, A-1	Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 09/04/2015 (collateralized by various Common Stocks valued at $169,073,995); expected proceeds $150,263,825	0.519%	10/02/2015	01/04/2016	150,000,000	150,000,000

TOTAL INVESTMENTS(f)(g) — 100.1%	7,190,922,095
Other Liabilities in Excess of Assets — (0.1)%	(6,184,653)

NET ASSETS — 100.0%	$7,184,737,442

(a)	For Commercial Paper categories, rate shown is the discount rate at time of purchase.

State Street Navigator Securities Lending MET Portfolio
Schedule of Investments – (continued)
September 30, 2015 (unaudited)

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 3.27% of net assets as of September 30, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Section 4(2) of the Securities Act of 1933 Commercial Paper. The Fund's Portfolio Manager has deemed these securities to be liquid based upon procedures approved by the Board of Trustees. These securities represent 23.17% of net assets as of September 30, 2015.
(d)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2015.
(e)	Rate represents annualized yield at date of purchase.
(f)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures.
(g)	Also represents the cost for federal tax purposes
*	Moody's rating, Standard & Poor's rating, respectively

State Street Navigator Securities Lending MET Portfolio
Schedule of Investments – (continued)
September 30, 2015 (Unaudited)

The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the Investment Company Act of 1940. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts. These securities are generally included in Level 2 of the fair value hierarchy.

Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.

These inputs are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes. The Funds value its assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

• Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities;

• Level 2—Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

• Level 3—Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Fund had no transfers between levels for the period ended September 30, 2015.

The following table summarizes the value of each of the Fund’s investments according to the fair value hierarchy as of September 30, 2015:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs	7,190,922,095
Level 3 – Significant Unobservable Inputs	-
Total	$7,190,922,095

Item 2.                                        Controls and Procedures.

(a)            The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)            The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                        Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date:	November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President
(Principal Executive Officer)

Date:	November 25, 2015

By:	/s/ Chad C. Hallett
Chad C. Hallett
Treasurer
(Principal Financial Officer)

Date:	November 25, 2015